Commitment (Tables)	6 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease commitment
Office Rental	For the period ended September 30,
2023	$70,345
2024	70,345
2025	70,345
2026	70,345
2027	70,345
Thereafter	17,586
Total	$369,311